Other operating income (expense) (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other operating income	$ 65,620	$ 77,810	$ 72,577
Other operating expense	(55,214)	(46,372)	(41,219)
Income From Customer Surcharges [Member]
IfrsStatementLineItems [Line Items]
Other operating income	31,730	30,226	40,112
Commissions On Municipal Taxes Collection [Member]
IfrsStatementLineItems [Line Items]
Other operating income	2,753	4,112	6,095
Fines To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Other operating income	1,949	1,856	1,609
Services Provided Third Parties [Member]
IfrsStatementLineItems [Line Items]
Other operating income	5,661	8,576	6,151
Recovery Of Penalties [Member]
IfrsStatementLineItems [Line Items]
Other operating income	17,812
Income From Nonreimbursable Customer Contributions [Member]
IfrsStatementLineItems [Line Items]
Other operating income	4,428	1,000	451
Expense Recovery [Member]
IfrsStatementLineItems [Line Items]
Other operating income	316	370	14
Framework Agreement [Member]
IfrsStatementLineItems [Line Items]
Other operating income	395	1,053	17,147
Agreement On The Regularization Of Obligations Investment Plan [Member]
IfrsStatementLineItems [Line Items]
Other operating income		30,521
Others [Member]
IfrsStatementLineItems [Line Items]
Other operating income	576	96	998
Other operating expense	(2,987)	(737)	(2,624)
Gratification For Services [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(16,626)	(4,233)	(3,850)
Cost For Services Provided To Third Parties [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(2,344)	(5,724)	(5,045)
Severance Paid [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(189)	(352)	(524)
Provision For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(26,708)	(31,230)	(27,841)
Disposals Of Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	$ (6,360)	$ (4,096)	$ (1,335)